Cover	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-42286
Entity Registrant Name	ZJK Industrial Co., Ltd.
Entity Central Index Key	0001941506
Entity Address, Address Line One	No.8, Jingqiang Road, 138 Industrial Zone
Entity Address, Address Line Two	Xiuxin Community, Kengzi Town
Entity Address, Address Line Three	Pingshan New Area
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518122